Research and Development Expenses (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Analysis of income and expense [abstract]
Staff costs, maintenance costs, and utilities	$ 245	$ 230	$ 247
Depreciation of property, plant and equipment and amortization of intangible assets	118	119	110
Other	133	79	125
Total	496	428	482
Staff, maintenance, and utility costs	$ 31	$ 25	$ 27